Note 6 - Additional Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Net change in non-cash operating working capital [text block]
	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
		(as recast – note 3 (b))	(as recast – note 3 (b))

Prepaid expenses and other assets	$97	318	$(153)
Accounts payable and accrued liabilities	447	(444)	316
Balance, end of year	$544	(126)	$163